Share-based compensation	12 Months Ended
Dec. 31, 2016
Share-based compensation
Share-based compensation

20.  Share-based compensation

As of December 31, 2016, the Company had two share-based compensation plans, which is described below.

On August 18, 2006, the shareholders of the Company approved the 2006 Stock Incentive Plan (the “2006 Plan”), which permits the grant of share options and shares to its eligible recipients for up to 8,656,000 ordinary shares plus a number of ordinary shares equal to 10% of any additional share capital of the Company issued following the effective date of the 2006 Plan. The Group believes that such awards better align the interests of its employees with those of its shareholders.

On June 30, 2014, the shareholders of the Company approved the 2014 Stock Incentive Plan (the “2014 Plan”). Under the 2014 Plan, the Company may grant options to purchase 10% of its total issued and outstanding shares as of the date when the board approves the 2014 Plan; provided that, the shares reserved in the award pool shall be increased automatically if and whenever the unissued shares reserved in the award pool accounts for less than 1% of the total then issued and outstanding shares, as a result of which increase the shares unissued and reserved in the award pool immediately after each such increase shall equal to 10% of the then issued and outstanding shares.  The Group believes that such awards better align the interests of its employees with those of its shareholders. In general, the plan administrator determines or the evidence of the award specifies, the vesting schedule for each option grant.

a)   Options

The Company did not grant any ordinary share option during the years ended December 31, 2015 and 2016.

The Group recognized a pre-tax charge of RMB 14,544, RMB 8,865 and RMB 2,253 (included in selling, general, and administrative expenses and manufacturing overhead, of which RMB 3, RMB nil and RMB nil was capitalized in the cost of inventory as of December 31, 2014, 2015 and 2016, respectively), for the years ended December 31, 2014, 2015 and 2016 associated with the expensing of stock options, respectively.

No option grants were made for the years ended December 31, 2015 and 2016. The weighted-average grant-date fair value of options granted during the year ended December 31, 2014 was US$ 1.88. The amounts reversed associated with options forfeited were RMB 774, RMB 895 and RMB 682 for the years ended December 31, 2014, 2015 and 2016, respectively.  The total income tax benefit recognized in the income statement for share-based compensation arrangements was nil for the periods.

The Group used the forfeiture rate of 10.05%, 11.12% and 12.71% respectively for the years ended 2014, 2015 and 2016.

As of December 31, 2014, 2015 and 2016, there was RMB 13,781, RMB 4,362 and RMB 233 of total unrecognized compensation cost related to non-vested share-based employees arrangements granted under the Plan, respectively. The cost is expected to be recognized over a remaining weighted-average period of 3 months.

The Company expects to issue new shares to satisfy share option exercises.

These options will become fully vested upon a change in control or on any date at the discretion of the plan administrator. The fair value of option grant is estimated on the date of grant using the Black-Scholes-Merton model with the following assumptions for options granted to employees during the year ended December 31, 2014:

	For the year ended	For the year ended	For the year ended
	December 31, 2014	December 31, 2015	December 31, 2016
Average risk-free rate	1.80%~2.01%	—	—
Weighted average expected option life	6years	—	—
Volatility rate	56.22%~100.06%	—	—
Dividend	—	—	—

(1)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

(2)

The average expected option life is based on the contractual term of the option and expected employee exercise and post-vesting employment termination behavior. Currently, it is based on the simplified approach.

(3)	The Company has no history or expectation of paying dividends on its ordinary shares.

(4)	The Company chose to use the historical volatility and implied volatility of a basket of comparable publicly-traded companies for a period equal to the expected term preceding the grant date.

The following table summarizes information with respect to share options outstanding on December 31, 2016:

	Shares	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Year)	Intrinsic Value (US$, in thousands)
Outstanding at December 31, 2013	2,581,550	4.79	6.40	612
Granted	3,660,000	1.88	—	—
Forfeited	(296,500)	2.21	—	—
Exercised	(268,750)	1.37	—	—

Outstanding at December 31, 2014	5,676,300	3.21	7.59	279

Granted	—	—	—	—
Forfeited	(516,800)	3.02	—	—
Exercised	(140,000)	1.37	—	—

Outstanding at December 31, 2015	5,019,500	3.24	6.58	172

Granted	—	—	—	—
Forfeited	(103,000)	1.84	—	—
Exercised	—	—	—	—

Outstanding at December 31, 2016	4,916,500	3.27	5.58	—

Exercisable at December 31, 2016	3,911,500	3.62	5.17	—

The total intrinsic value of options exercised during the years ended December 31, 2014, 2015 and 2016 was $186, $100 and nil, respectively.

b)    Restricted share units (“RSU”)

RSUs are commitments made to issue ordinary shares at the time that each underlying RSU vests. The RSUs are not legally issued ordinary shares nor do they comprise outstanding ordinary shares and therefore, do not give their holders voting or dividend rights.

Upon vesting, the shares will be issued by the Company.

The following table summarizes information with respect to RSUs outstanding on December 31, 2016:

	Shares	Weighted Average Fair Value (US$)
Nonvested at December 31, 2013	1,016,110	4.95
Granted	90,000	1.99
Vested	(85,000)	5.11
Forfeited	(62,500)	5.52

Nonvested at December 31, 2014	958,610	4.62

Granted	—	—
Vested	(267,500)	2.50
Forfeited	—	—

Nonvested at December 31, 2015	691,110	4.82

Granted	—	—
Vested	—	—
Forfeited	—	—

Nonvested at December 31, 2016	691,110	4.82

For RSUs, the Company recognized a pre-tax charge of RMB 1,737, RMB 540 and RMB nil (included in selling, general, and administrative expenses) for the years ended December 31, 2014, 2015 and 2016, respectively. Unrecognized compensation expense related to the RSUs as of December 31, 2014, 2015 and 2016 were RMB 536, RMB nil and RMB nil, respectively. The fair value of shares vested during the years ended December 31, 2014, 2015 and 2016 was RMB 1,000, RMB 1,945 and RMB nil, respectively.